Goodwill and Intangible Assets (Components of Intangible Assets) (Detail) - Computer Software, Intangible Asset [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,033	$ 1,043
Accumulated Amortization	363	358
Virginia Electric and Power Company
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	384	347
Accumulated Amortization	134	114
Dominion Energy Gas Holdings, LLC
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	179	151
Accumulated Amortization	$ 64	$ 60